Other assets (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other current assets
Advance payments to Zeiss	€ 70,257,000		€ 66,203,000
Prepaid expenses	64,708,000		56,300,000
Derivative financial instruments	50,097,000		33,817,000
VAT	25,215,000		47,543,000
Other receivables	35,728,000		34,232,000
Other current assets	246,005,000		238,095,000
Other non current assets
Advance payments to Zeiss	183,025,000		187,950,000
Derivative financial instruments	101,651,000		92,534,000
Compensation plan assets	12,080,000	[1]	10,577,000	[1]
Prepaid expenses	4,462,000		5,749,000
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445,000	[2]	5,445,000	[2]
Other	4,875,000		4,996,000
Other non-current assets	311,538,000		307,251,000
Other assets (Textual) [Abstract]
Tax prepayment on intercompany profit, not realized	€ 29,800,000		€ 27,500,000
Repayment of lens deliveries	12 months

[1]	For further details on compensation plan assets see Note 17.
[2]	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.